Share-based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 30, 2009 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Apr. 30, 2023 shares	Dec. 31, 2022 shares	Oct. 31, 2019 shares	Apr. 30, 2018 shares	Feb. 03, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options outstanding number		1,990,000		2,856,000	2,856,000	3,806,000	3,806,000	1,990,000		4,561,000
Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of share options granted | $ / shares			$ 0	$ 0		$ 4.94
Fair value of options vested		¥ 30,007	$ 4,291		¥ 45,835		¥ 58,380
2015 Share Incentive Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance												10,222,222	8,000,000
Additional number of shares reserved for future issuance												2,222,222
2015 Share Incentive Plan [Member] | Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense		¥ 1,490						$ 213
Weighted average remaining vesting period		10 months 9 days	10 months 9 days
2023 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options outstanding number		0						0
2023 Share Incentive Plan [Member] | Maximum [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance									5,668,625
2015 and 2023 Share Incentive Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense		¥ 28,581						$ 4,087
Weighted average remaining vesting period		1 year 8 months 15 days	1 year 8 months 15 days
NetEase Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥		¥ 1,515			¥ 418		¥ 416
NetEase [Member] | 2009 RSU Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance	323,694,050
Share based compensation by share based award term	10 years
NetEase [Member] | 2019 RSU Plan [Member] | Maximum [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance											322,458,300